SUPPLEMENT DATED APRIL 24, 2008 TO THE PROSPECTUS
                              DATED MARCH 31, 2008

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).


FOR THE JNL/GOLDMAN SACHS MID CAP VALUE FUND, PLEASE DELETE ALL REFERENCES TO EDWARD PERKIN.


IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT," PLEASE DELETE THE BULLETS FOR ANDREW BRAUN AND SEAN GALLAGHER, AND REPLACE THEM WITH THE FOLLOWING:

o Eileen Rominger (MANAGING DIRECTOR AND CO-CHIEF INVESTMENT OFFICER) joined GSAM as a portfolio manager and Chief Investment Officer of the Value Team in August 1999. In 2008, Ms. Rominger became Co-Chief Investment Officer of Global Equity. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.

o Andrew Braun (MANAGING DIRECTOR, CO-CHIEF INVESTMENT OFFICER) joined the GSAM as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value Team and he became a portfolio manager in May 2001.

o Sean Gallagher (MANAGING DIRECTOR, CO-CHIEF INVESTMENT OFFICER) joined GSAM as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management.


This Supplement is dated April 24, 2008.

(To be used with VC3656 03/08,  VC4224  03/08,  FVC4224FT  03/08,  VC5526 03/08,
VC5869 03/08,  VC5890 03/08,  VC5995 03/08,  VC3657 03/08,  VC3723 03/08, VC5825
03/08, VC5884 03/08,  VC5885 03/08,  NV3174CE 03/08, NV4224 03/08, NV5526 03/08,
NV5869 03/08,  NV5890 03/08,  NV3784 03/08, NV5825 03/08, HR105 03/08 and VC2440
03/08.)

                                                                   CMX1024 04/08

                         SUPPLEMENT DATED APRIL 24, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 31, 2008

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).


FOR THE JNL/GOLDMAN SACHS MID CAP VALUE FUND, PLEASE REMOVE ALL REFERENCES TO EDWARD PERKIN.


This Supplement is dated April 24, 2008.

(To be used with V3180 03/08.)

                                                                   CMX1023 04/08